Equity - Schedule of Changes in Treasury Shares (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Changes in Treasury Shares [Abstract]
Number of shares, Beginning Balance	3,067,987	3,067,987	3,067,987
Beginning Balance	R$ 43,648	R$ 43,648	R$ 43,648
Number of shares, Ending Balance	3,067,987	3,067,987
Ending Balance	R$ 43,648	R$ 43,648